Business Combination - Purchase Price Consideration (Details) - Acquisition of Atkins - USD ($) $ in Thousands	6 Months Ended
	Feb. 24, 2018	Jul. 07, 2017
Business Combination
Cash paid	$ 673,763
Equity consideration paid to selling equity holders	117,567
Total cash and equity consideration	791,330
TRA payable to selling equity holders	30,315	$ 25,700
Total consideration	$ 821,645